Principal Accountant Fees and Services (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-Current Assets by Region
Audit fees	€ 13	€ 14	€ 12
Audit-related fees	1	10	7
Tax fees	0	0	0
All other fees	0	0	0
Total	14	24	19
Domestic countries
Non-Current Assets by Region
Audit fees	8	4	3
Audit-related fees	0	3	2
Tax fees	0	0	0
All other fees	0	0	0
Total	8	7	6
Foreign countries
Non-Current Assets by Region
Audit fees	5	10	8
Audit-related fees	1	7	5
Tax fees	0	0	0
All other fees	0	0	0
Total	€ 6	€ 17	€ 13